Long Term Investments (Tables)	6 Months Ended
Jun. 30, 2026
Long Term Investments [Abstract]
Schedule of Long Term Investments
	Equity investments accounted for using the equity method (ii)	Equity investments without readily determinable fair value (i)	Total
	RMB	RMB	RMB
Balance as of January 1, 2025	156,775	100,612	257,387
Additions	150,000	6,000	156,000
Decrease	(149,972)	(234)	(150,206)
Share of gain in equity method investees	8,712	-	8,712
Exchange difference	(632)	-	(632)
Balance as of December 31, 2025	164,883	106,378	271,261

	Equity investments accounted for using the equity method (ii)	Equity investments without readily determinable fair value(i)	Total	Total
	RMB	RMB	RMB	US$
Balance as of January 1, 2026	164,883	106,378	271,261	39,979
Decrease	(87)	(232)	(319)	(47)
Share of loss in equity method investees	(410)	-	(410)	(60)
Exchange difference	(547)	-	(547)	(81)
Balance as of June 30, 2026	163,839	106,146	269,985	39,791
(i)

Cost-method investments include the following items:

In 2020, the Company invested RMB5,000 for 1.70% equity interest in the privately-held entity (“Zhejiang Qusu Technology Co., Ltd” or “QS”), in which the Company does not have significant influence and such investment do not have readily determinable fair values. After a series of capital change, the Company’s equity interest in Chengdu Tianfu was changed to 1.6496% as of June 30, 2026.

On May 27, 2021, the Company invested RMB10,000 for 4.44% equity interest in Qingdao Weilai JingChanye Investment Fund LP (“QD”), in which the Company does not have significant influence and such investment do not have readily determinable fair values. For the six months ended June 30, 2026, the Company received principal refund of RMB140 and share of gain of RMB14, respectively.

On December 9, 2022, the Company invested RMB5,000 for 1.12% equity interest in Chengdu Tianfu Yuanhe Jingu Venture Capital Center LP (“Chengdu Tianfu”), in which the Company does not have significant influence and such investment do not have readily determinable fair values. After a series of capital change, the Company’s equity interest in Chengdu Tianfu was changed to 0.9823% as of June 30, 2026. During the year ended December 31, 2025, the Company received principal refund of RMB7. During the six months ended June 30, 2026, the Company received principal refund of RMB5.

On December 19, 2022, the Company invested RMB25,000 in Banyou Century (Hangzhou) Technology Co., Ltd.(“Banyou”) for its 7.6923% equity interest. On July 3, 2023, the Company signed a purchase agreement with Qingdao Sixiang Zhuohong Private Equity LP (“Qingdao LP”) to purchase 11.5385% equity interest of Banyou for a consideration of RMB37,500. Together with the newly acquired equity interest, the Company holds in total of 19.2308% equity interest in Banyou, in which the Company does not have significant influence and such investment do not have readily determinable fair values. On July 19, 2023, the Company fully paid RMB37,500 to Qingdao LP.

On October 9, 2021, the Company signed an investment agreement to invest up to RMB8,500 into Hainan Jiuhe Huiyuan No.1 Fund Partnership (Limited partnership) (“Hainan Jiuhe”) for its 3.26% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values. On January 17, 2023 and April 21, 2025, the Company invested RMB3,500 and RMB5,000 in Hainan Jiuhe, respectively. After a series of capital change, the Company’s equity interest in Hainan Jiuhe was change to 5.296% in Hainan Jiuhe as of June 30, 2026. During the year ended December 31, 2025, the Company received principal refund of RMB227.For the six months ended June 30, 2026, the Company received principal refund of RMB87 and share of gain of RMB326, respectively.

On March 12, 2024, the Company entered into an equity purchase agreement with Qingdao LP for a consideration of RMB13,500 to purchase 6% equity interest of Hangzhou Zhange Culture Technology Co., Ltd (“Zhange”), in which the Company does not have significant influence and such investment do not have readily determinable fair values. On March 14, 2024, the Company paid RMB13,500 to Qingdao LP.

On December 23, 2024, the Company invested RMB2,000 in Shenzhen Leyishang E-commerce Co., Ltd (“Shenzhen Leyishang”) for its 10% equity interest. On June 18, 2025, the Company further invested RMB1,000 in Shenzhen Leyishang for its 2.25% equity interest and after this investment, the Company holds total 12.25% equity interest in Shenzhen Leyishang. The Company does not have significant influence and such investment do not have readily determinable fair values.

(ii)

Equity investments include the following items:

On October 9, 2021, the Company signed an investment agreement to invest up to RMB150,000 into Qingdao LP, which further invests in broadcaster, IT, Big Data, Artificial Intelligence and logistic industry. The Qingdao LP is managed by two unrelated general partners (GPs). The Company, as a Limited partner, neither participate in the daily operation of Qingdao LP, nor has the exclusive rights to control the partnership meeting and investment decisions. As a result, the Company considers it has significant influence on this investment based on its voting power. Qingdao LP entered liquidation and refunded RMB149,972 to the Company for the year ended December 31, 2025. On January 27, 2026, Qingdao LP completed the liquidation and made a distribution of RMB87 to the Company. The Company recorded shares of loss of RMB747 for the six months ended June 30, 2025 and share of gain of RMB87 (US$13) for the six months ended June 30, 2026.

On September 6, 2023, the Company signed a share purchase agreement to invest up to US$3,000 (RMB21,384) into DVCC TECHNOLOGY L.L.C (“DVCC”) for its 30% equity interest, the investment will be paid in two tranches (a) US$1,000 will be paid in five days after the completion of the corresponding condition is completed; (b)US$2,000 no later than ten days after the completion of the corresponding condition. As a result, the Company considers it has significant influence on this investment based on its voting power. The Company recorded shares of loss of RMB224 and RMB175 (US$26) for the six months ended June 30, 2025 and 2026, respectively.

On July 8, 2025, the Company signed a share purchase agreement to invest up to RMB150,000 for 83.28% equity interest of Nanjing Haihonghui Venture Capital Investment Fund Partnership (Limited Partnership) (“Nanjing Haihonghui”). For the year ended December 31, 2025, the Company have paid RMB150,000. The Company owns 83.28% equity interest of Nanjing Haihonghui, but the executive general partner is the one who controls daily operation in Nanjing Haihonghui. The Company considers that it has significant influence but not control over Nanjing Haihonghui. The Company recorded shares of loss of RMB323 (US$49) for the six months ended June 30, 2026.